Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Financial assets
Interest-bearing deposits with banks	$ 31,553		$ 36,471
Trading
Trading securities	140,421		128,258
Investment
Investment securitites	100,240		94,608
Assets purchased under reverse repurchase agreements and securities borrowed	309,640		294,602
Loans	612,393		576,818
Derivatives
Derivatives	98,774		94,039
Deposits
Personal	287,929		270,154
Business and government	563,343		534,371
Bank	29,939		32,521
Other
Obligations related to securities sold short	33,602		32,247
Obligations related to assets sold under repurchase agreements and securities loaned	220,027		206,814
Derivatives
Total derivatives	96,857		90,238
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(827)		(583)
Financial assets	(827)		(583)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(827)		(583)
Financial liabilities	(827)		(583)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	54,051		42,410
Investment
Investment securitites	61		42
Derivatives
Total gross derivatives, assets	2,588		5,869
Other assets	1,108		1,020
Financial assets	57,808		49,341
Other
Obligations related to securities sold short	17,690		17,732
Derivatives
Total gross derivatives, liabilities	2,408		4,369
Other liabilities	166		170
Financial liabilities	20,264		22,271
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	17,403		20,274
Trading
Trading securities	85,147		84,503
Investment
Investment securitites	53,694		48,028
Assets purchased under reverse repurchase agreements and securities borrowed	250,276		219,108
Loans	11,269		8,929
Derivatives
Total gross derivatives, assets	96,537		88,176
Other assets	262		288
Financial assets	514,588		469,306
Deposits
Personal	16,251		14,362
Business and government	115,788		103,440
Bank	2,948		7,072
Other
Obligations related to securities sold short	15,912		14,515
Obligations related to assets sold under repurchase agreements and securities loaned	213,818		201,839
Derivatives
Total gross derivatives, liabilities	94,011		85,309
Other liabilities	(1,498)		(1,654)
Financial liabilities	457,230		424,883
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,223		1,345
Investment
Investment securitites	472		429
Loans	568		551
Derivatives
Total gross derivatives, assets	476		577
Other assets	75		65
Financial assets	2,814		2,967
Deposits
Personal	60		390
Business and government			(5)
Derivatives
Total gross derivatives, liabilities	1,265		1,143
Other liabilities	59		68
Financial liabilities	1,384		1,596
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	12,385		8,342
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,554		6,231
Investment
Investment securitites	695		238
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,043		11,350
Investment
Investment securitites	2,098		1,554
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,016		2,068
Investment
Investment securitites	20
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	38,129		31,030
Investment
Investment securitites	15,798		18,136
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	64		66
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,633		1,151
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	4,573		9,018
Investment
Investment securitites	4,692		1,470
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	958		1,001
Investment
Investment securitites	2,544		2,174
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securitites	27
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	844		1,023
Investment
Investment securitites	853		863
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		110
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities			2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,034		22,303
Investment
Investment securitites	19,674		17,227
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	21		21
Investment
Investment securitites	152		192
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	39,017		30,847
Investment
Investment securitites	41		42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,012		2,547
Investment
Investment securitites	112		103
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,136		1,148
Investment
Investment securitites	293		237
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securitites	7,204		6,239
Total gross fair value [member] | Loan substitute securities [member] | Level 2 [member]
Investment
Investment securitites	24		24
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	42,885		33,862
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	321		222
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	41,335		43,253
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	36		53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	145		38
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,588		5,868
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	12,918		11,654
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	115		296
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(746)		(631)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	4		6
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	35,986		29,620
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	902		726
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	42,138		41,836
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	48		32
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	251		94
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,408		4,369
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	15,673		13,730
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	318		380
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(37)		29
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(3)		5
Recurring [member]
Financial assets
Interest-bearing deposits with banks	17,403		20,274
Trading
Trading securities	140,421		128,258
Investment
Investment securitites	54,227		48,499
Assets purchased under reverse repurchase agreements and securities borrowed	250,276		219,108
Loans	11,837		9,480
Derivatives
Total gross derivatives, assets	99,601		94,622
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(827)		(583)
Derivatives	98,774		94,039
Other assets	1,445		1,373
Financial assets	574,383		521,031
Deposits
Personal	16,311		14,752
Business and government	115,788		103,435
Bank	2,948		7,072
Other
Obligations related to securities sold short	33,602		32,247
Obligations related to assets sold under repurchase agreements and securities loaned	213,818		201,839
Derivatives
Total gross derivatives, liabilities	97,684		90,821
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(827)		(583)
Total derivatives	96,857		90,238
Other liabilities	(1,273)		(1,416)
Financial liabilities	478,051		448,167
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	1,549	$ 1,742	1,824	$ 1,724	$ 1,569	$ 1,752
Derivatives
Financial liabilities	(119)	$ (248)	(453)	$ (528)	$ (278)	$ (489)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	17,939		14,573
Investment
Investment securitites	695		238
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,043		11,350
Investment
Investment securitites	2,098		1,554
Recurring [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	39,209		33,164
Investment
Investment securitites	15,818		18,136
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,206		10,169
Investment
Investment securitites	4,692		1,470
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	958		1,001
Investment
Investment securitites	2,571		2,174
Recurring [member] | Asset-backed securities, Non-CDO [member]
Trading
Trading securities	846		1,133
Investment
Investment securitites	853		863
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,055		22,326
Investment
Investment securitites	19,826		17,419
Recurring [member] | Equity securities [member]
Trading
Trading securities	42,165		34,542
Investment
Investment securitites	446		382
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securitites	7,204		6,239
Recurring [member] | Loan substitute securities [member]
Investment
Investment securitites	24		24
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	43,206		34,085
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	41,371		43,306
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	145		38
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	15,621		17,818
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(742)		(625)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	36,888		30,346
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	42,186		41,868
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	251		94
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	18,399		18,479
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (40)		$ 34